Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Voyageur Tax Free Funds
Entity Central Index Key	0000733362
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
C000135932 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Tax-Free Minnesota Fund(formerly, Macquarie Tax-Free Minnesota Fund)
Class Name	Institutional Class
Trading Symbol	DMNIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Tax-Free Minnesota Fund (Fund) for the period of September 1, 2025, to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$29	0.56%
^	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%	[1]
Net Assets	$ 548,600,661
Holdings Count | Holding	296	[2]
Advisory Fees Paid, Amount	$ 1,094,077
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of February 28, 2026)
Fund net assets	$548,600,661
Total number of portfolio holdings*	296
Total advisory fees paid (during reporting period)	$1,094,077
Portfolio turnover rate	4%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of February 28, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare Revenue Bonds	32.22%
Education Revenue Bonds	19.92%
Local General Obligation Bonds	18.05%
Transportation Revenue Bonds	9.16%
State General Obligation Bonds	4.62%
Special Tax Revenue Bonds	3.93%
Electric Revenue Bonds	3.20%
Housing Revenue Bonds	3.05%
Industrial Development Revenue/Pollution Control Revenue Bonds	2.53%
Lease Revenue Bonds	1.90%

State and territory allocation
Minnesota	94.57%
Puerto Rico	4.01%

C000006429 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Tax-Free Minnesota Fund(formerly, Macquarie Tax-Free Minnesota Fund)
Class Name	Class C
Trading Symbol	DMOCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Tax-Free Minnesota Fund (Fund) for the period of September 1, 2025, to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$80	1.56%
^	Annualized.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.56%	[3]
Net Assets	$ 548,600,661
Holdings Count | Holding	296	[4]
Advisory Fees Paid, Amount	$ 1,094,077
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of February 28, 2026)
Fund net assets	$548,600,661
Total number of portfolio holdings*	296
Total advisory fees paid (during reporting period)	$1,094,077
Portfolio turnover rate	4%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of February 28, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare Revenue Bonds	32.22%
Education Revenue Bonds	19.92%
Local General Obligation Bonds	18.05%
Transportation Revenue Bonds	9.16%
State General Obligation Bonds	4.62%
Special Tax Revenue Bonds	3.93%
Electric Revenue Bonds	3.20%
Housing Revenue Bonds	3.05%
Industrial Development Revenue/Pollution Control Revenue Bonds	2.53%
Lease Revenue Bonds	1.90%

State and territory allocation
Minnesota	94.57%
Puerto Rico	4.01%

C000006427 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Tax-Free Minnesota Fund(formerly, Macquarie Tax-Free Minnesota Fund)
Class Name	Class A
Trading Symbol	DEFFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Tax-Free Minnesota Fund (Fund) for the period of September 1, 2025, to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$42	0.81%
^	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.81%	[5]
Net Assets	$ 548,600,661
Holdings Count | Holding	296	[6]
Advisory Fees Paid, Amount	$ 1,094,077
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of February 28, 2026)
Fund net assets	$548,600,661
Total number of portfolio holdings*	296
Total advisory fees paid (during reporting period)	$1,094,077
Portfolio turnover rate	4%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of February 28, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare Revenue Bonds	32.22%
Education Revenue Bonds	19.92%
Local General Obligation Bonds	18.05%
Transportation Revenue Bonds	9.16%
State General Obligation Bonds	4.62%
Special Tax Revenue Bonds	3.93%
Electric Revenue Bonds	3.20%
Housing Revenue Bonds	3.05%
Industrial Development Revenue/Pollution Control Revenue Bonds	2.53%
Lease Revenue Bonds	1.90%

State and territory allocation
Minnesota	94.57%
Puerto Rico	4.01%

[1]	Annualized.
[2]	Excludes cash and cash equivalents.
[3]	Annualized.
[4]	Excludes cash and cash equivalents.
[5]	Annualized.
[6]	Excludes cash and cash equivalents.